Consolidated Statements of Cash Flows - Advanced Interactive Gaming, Inc. [Member] - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,021,150)	$ (2,546,060)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	625,000	1,333,333
Impairment of assets		375,000
Changes in operating assets and operating liabilities:
Other assets	4,460	3,002
Royalties receivable	(91,414)	(76,063)
Accounts payable and accrued liabilities	21,441	(60,012)
Accounts payable, related party	(40,000)	13,842
Accrued interest, related party	182,272	152,422
Net cash used in operating activities	(319,391)	(804,537)
CASH FLOWS FROM INVESTING ACTIVITIES:
Advances on notes receivable, related party	(10,000)
Net cash used in investing activities	(10,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable		741,030
Payment on notes payable, related party	(10,000)	(10,000)
Redemption of common stock	(22,740)
Redemption of preferred stock	(100)
Proceeds from sale of common stock	20,700
Net cash provided by (used in) financing activities	(12,140)	731,030
Net change in cash and cash equivalents	(341,531)	(73,507)
Cash and cash equivalents, beginning of year	375,855	449,362
Cash and cash equivalents, end of year	34,324	375,855
Supplemental disclosure of cash flow information:
Interest Paid:
Income Taxes:
Transfer and assignment of related party note payable and accrued interest to parent company	2,404,900
Issuance of common stock in exchange for common stock in parent company	3,900
Accrual of dividends payable	120,000	120,000
Redemption and cancellation of preferred stock	$ 360,000